Provision For Pension Plan - Net Periodic Defined Pension Cost (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Net service cost		R$ 196,000	R$ 457,000	R$ 551,000
Interest cost		78,222,000	64,927,000	62,214,000
Expected return on plan assets		(195,301,000)	(220,246,000)	(193,747,000)
Amortization of prior year service costs (gains)		(5,636,000)	(5,636,000)	(5,636,000)
Net periodic pension cost (benefit)		(122,519,000)	(160,498,000)	(136,618,000)
TCSPREV plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net service cost	R$ 265,000
Interest cost	287,492,000
Expected return on plan assets	(271,132,000)
Amortization of prior year service costs (gains)	46,728,000
Net periodic pension cost (benefit)	63,353,000
BrTPREV Plans
Defined Benefit Plan Disclosure [Line Items]
Net service cost		74,000	102,000	138,000
Interest cost		218,104,000	260,650,000	249,319,000
Expected return on plan assets		(161,415,000)	(210,579,000)	(206,407,000)
Amortization of prior year service costs (gains)		1,552,000	1,552,000	1,552,000
Net periodic pension cost (benefit)		58,315,000	51,724,000	44,603,000
BrTPREV Plans | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Interest cost	464,000
Net periodic pension cost (benefit)	464,000
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Net service cost		1,870,000	1,545,000	2,042,000
Interest cost		362,887,000	397,842,000	350,701,000
Expected return on plan assets		(394,097,000)	(440,696,000)	(413,965,000)
Amortization of net actuarial losses (gains)		32,823,000	16,482,000	4,380,000
Amortization of initial transition obligation				(1,051,000)
Net periodic pension cost (benefit)		3,483,000	(24,828,000)	(57,894,000)
TelemarPrev Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net service cost	1,484,000
Interest cost	370,526,000
Expected return on plan assets	(388,996,000)
Amortization of net actuarial losses (gains)	23,466,000
Net periodic pension cost (benefit)	6,480,000
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Net service cost		41,000	32,000	24,000
Interest cost		29,114,000	32,488	30,475,000
Expected return on plan assets		(34,332,000)	(35,817,000)	(34,872,000)
Net periodic pension cost (benefit)		R$ (5,177,000)	R$ (3,297,000)	(4,373,000)
PBS-Telemar Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net service cost	32,000
Interest cost	29,117,000
Expected return on plan assets	(33,471,000)
Net periodic pension cost (benefit)	R$ (4,322,000)
PAMEC Plan
Defined Benefit Plan Disclosure [Line Items]
Interest cost				330,000
Net periodic pension cost (benefit)				R$ 330,000